Property and equipment	12 Months Ended
Mar. 31, 2020
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Property and equipment
12. Property and equipment
The changes in the carrying value of property and equipment for the year ended March 31, 2019 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2018	$10,223	$73,083	$77,387	$656	$69,166	$230,515
Additions	—	7,361	7,487	328	8,097	23,273
On acquisition (Refer Note 5(a))	—	30	—	—	—	30
Disposals/retirements	—	(2,812)	(2,856)	(158)	(1,275)	(7,101)
Translation adjustments	(260)	(4,572)	(4,739)	(45)	(4,287)	(13,903)

Balance as at March 31, 2019	$9,963	$73,090	$77,279	$781	$71,701	$232,814

Accumulated depreciation
Balance as at April 1, 2018	$4,710	$64,730	$56,892	$497	$45,446	$172,275
Depreciation	496	5,437	7,227	150	7,024	20,334
Disposals/retirements	—	(2,775)	(2,816)	(146)	(1,169)	(6,906)
Translation adjustments	(117)	(4,139)	(3,465)	(35)	(2,816)	(10,572)

Balance as at March 31, 2019	$5,089	$63,253	$57,838	$466	$48,485	$175,131

Capital work-in-progress						3,315

Net carrying value as at March 31, 2019						$60,998

The changes in the carrying value of property and equipment for the year ended March 31, 2020 are as follows:

Gross carrying value	Buildings	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2019	$9,963	$73,090	$77,279	$781	$71,701	$232,814
Additions	—	6,837	7,399	265	5,790	20,291
On adoption of IFRS 16	—	—	—	—	(1,666)	(1,666)
Disposals/retirements	—	(293)	(1,184)	(130)	(637)	(2,244)
Translation adjustments	(361)	(5,246)	(5,091)	(78)	(4,260)	(15,036)

Balance as at March 31, 2020	$9,602	$74,388	$78,403	$838	$70,928	$234,159

Accumulated depreciation
Balance as at April 1, 2019	$5,089	$63,253	$57,838	$466	$48,485	$175,131
Depreciation	493	5,506	7,473	228	6,834	20,534
Disposals/retirements	—	(252)	(1,106)	(130)	(628)	(2,116)
On adoption of IFRS 16	—	—	—	—	(922)	(922)
Translation adjustments	(197)	(4,611)	(4,161)	(50)	(3,482)	(12,501)

Balance as at March 31, 2020	$5,385	$63,896	$60,044	$514	$50,287	$180,126

Capital work-in-progress						2,951

Net carrying value as at March 31, 2020						$56,984

Certain property and equipment are pledged as collateral against borrowings with a carrying amount of $111 as at March 31, 2019, respectively.
 As at March 31, 2020 there are no pledged assets as the company has received the discharge letter from BNP Paribas, Hong Kong releasing the pledged securities.